Property, plant and equipment (Details) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2020		Jun. 30, 2019
Changes in property, plant and equipment [abstract]
Net book amount at beginning of period		$ 54,106		$ 52,073
Currency translation adjustment		4,291		(1,329)
Additions		6,854		9,023
Transfers		(2,514)		1,621
Disposals		(3,498)		(507)
Depreciation charge		(7,696)	[1]	(6,775)	[2]
Deconsolidation		(1,061)
Incorporation by business combination		7,442
Net book amount at end of period		59,956		54,106
Owner Occupied Farmland [Member]
Changes in property, plant and equipment [abstract]
Net book amount at beginning of period	[1]	18,433		18,198
Currency translation adjustment	[1]	(887)		(545)
Additions	[1]	761		793
Transfers	[1]	(1,336)		652
Disposals	[1]	(120)		(436)
Depreciation charge		(271)	[1]	(229)	[2]
Deconsolidation	[1]
Incorporation by business combination	[1]	7,151
Net book amount at end of period	[1]	23,731		18,433
Bearer Plant [Member]
Changes in property, plant and equipment [abstract]
Net book amount at beginning of period	[3]	1,399		1,166
Currency translation adjustment	[3]	(238)		(55)
Additions	[3]	312		582
Transfers	[3]	(2)
Disposals	[3]
Depreciation charge	[3]	(343)	[1]	(294)	[2]
Deconsolidation	[3]
Incorporation by business combination	[3]
Net book amount at end of period	[3]	1,128		1,399
Buildings And Facilities [Member]
Changes in property, plant and equipment [abstract]
Net book amount at beginning of period		5,977		4,900
Currency translation adjustment				89
Additions		507		549
Transfers		(1,141)		950
Disposals		(64)		(1)
Depreciation charge		(477)	[1]	(510)	[2]
Deconsolidation		(423)
Incorporation by business combination		1,614
Net book amount at end of period		6,440		5,977
Machinery and equipment [Member]
Changes in property, plant and equipment [abstract]
Net book amount at beginning of period		882		763
Currency translation adjustment		189		96
Additions		82		147
Transfers		(34)		19
Disposals		(6)		(3)
Depreciation charge		(107)	[1]	(140)	[2]
Deconsolidation		(594)
Incorporation by business combination		377
Net book amount at end of period		789		882
Communication Networks [Member]
Changes in property, plant and equipment [abstract]
Net book amount at beginning of period		21,597		21,383
Currency translation adjustment		3,551		(550)
Additions		3,417		4,599
Transfers		377
Disposals		(3,197)		(43)
Depreciation charge		(4,631)	[1]	(3,792)	[2]
Deconsolidation
Incorporation by business combination
Net book amount at end of period		21,114		21,597
Others [Member]
Changes in property, plant and equipment [abstract]
Net book amount at beginning of period	[2]	5,818		5,663
Currency translation adjustment	[2]	1,229		(364)
Additions	[2]	1,775		2,353
Transfers	[2]	(378)
Disposals	[2]	(111)		(24)
Depreciation charge	[2]	(1,867)	[1]	(1,810)
Deconsolidation	[2]	(44)
Incorporation by business combination	[2]	332
Net book amount at end of period	[2]	6,754		5,818
Costs [Member]
Changes in property, plant and equipment [abstract]
Net book amount at beginning of period		142,534		133,726
Currency translation adjustment
Net book amount at end of period		165,303		142,534
Costs [Member] | Owner Occupied Farmland [Member]
Changes in property, plant and equipment [abstract]
Net book amount at beginning of period	[1]	20,498		20,035
Currency translation adjustment
Net book amount at end of period	[1]	30,627		20,498
Costs [Member] | Bearer Plant [Member]
Changes in property, plant and equipment [abstract]
Net book amount at beginning of period	[3]	1,978		1,450
Currency translation adjustment
Net book amount at end of period	[3]	1,885		1,978
Costs [Member] | Buildings And Facilities [Member]
Changes in property, plant and equipment [abstract]
Net book amount at beginning of period		13,278		11,690
Currency translation adjustment
Net book amount at end of period		13,554		13,278
Costs [Member] | Machinery and equipment [Member]
Changes in property, plant and equipment [abstract]
Net book amount at beginning of period		2,581		2,322
Currency translation adjustment
Net book amount at end of period		4,743		2,581
Costs [Member] | Communication Networks [Member]
Changes in property, plant and equipment [abstract]
Net book amount at beginning of period		91,315		87,309
Currency translation adjustment
Net book amount at end of period		100,931		91,315
Costs [Member] | Others [Member]
Changes in property, plant and equipment [abstract]
Net book amount at beginning of period	[2]	12,884		10,920
Currency translation adjustment
Net book amount at end of period	[2]	13,563		12,884
Accumulated Depreciation [Member]
Changes in property, plant and equipment [abstract]
Net book amount at beginning of period		(88,428)		(81,653)
Currency translation adjustment
Net book amount at end of period		(105,347)		(88,428)
Accumulated Depreciation [Member] | Owner Occupied Farmland [Member]
Changes in property, plant and equipment [abstract]
Net book amount at beginning of period	[1]	(2,065)		(1,837)
Currency translation adjustment
Net book amount at end of period	[1]	(6,896)		(2,065)
Accumulated Depreciation [Member] | Bearer Plant [Member]
Changes in property, plant and equipment [abstract]
Net book amount at beginning of period	[3]	(579)		(284)
Currency translation adjustment
Net book amount at end of period	[3]	(757)		(579)
Accumulated Depreciation [Member] | Buildings And Facilities [Member]
Changes in property, plant and equipment [abstract]
Net book amount at beginning of period		(7,301)		(6,790)
Currency translation adjustment
Net book amount at end of period		(7,114)		(7,301)
Accumulated Depreciation [Member] | Machinery and equipment [Member]
Changes in property, plant and equipment [abstract]
Net book amount at beginning of period		(1,699)		(1,559)
Currency translation adjustment
Net book amount at end of period		(3,954)		(1,699)
Accumulated Depreciation [Member] | Communication Networks [Member]
Changes in property, plant and equipment [abstract]
Net book amount at beginning of period		(69,718)		(65,926)
Currency translation adjustment
Net book amount at end of period		(79,817)		(69,718)
Accumulated Depreciation [Member] | Others [Member]
Changes in property, plant and equipment [abstract]
Net book amount at beginning of period	[2]	(7,066)		(5,257)
Currency translation adjustment
Net book amount at end of period	[2]	$ (6,809)		$ (7,066)

[1]	On January 9, 2017, the INRA released a report declaring that Las Londras farm (4565 ha.), with a book value of Ps. 540 as of June 30, 2020, is within the area of the "Guarayos Forestry Reserve" and establishes that the property of Agropecuaria Acres del Sud S.A. should be reduced to 50 hectares, while the remaining acreage would be reverted upon as a fiscal land once the process is concluded. It should be noted that the report is preliminary and is subject to appeal by the interested parties. The Company exercising its rights presented an administrative filing and within the associations of producers that the company is part of. Recently a census was ordered in the affected area, but no definitive resolution was issued to delimit the reservation. At the same time, a claim was made to our sellers to respond for eviction by virtue of the declarations and guarantees granted at the time of the sale of the property.
[2]	Amortization charge was recognized in the amount of Ps. 5,909 and Ps. 5,631 under "Costs", in the amount of Ps. 784 and Ps. 409 under "General and administrative expenses" and Ps. 1,533 and Ps. 114 under "Selling expenses" as of June 30, 2019 and 2018, respectively in the Statements of Income (Note 27) and Ps. 738 and Ps. 583 were capitalized as part of biological assets cost. In addition, a charge of Ps. 912 and Ps. 2,200 was recognized under "Discontinued operations" as of June 30, 2020 and 2019, respectively.
[3]	Corresponds to the plantation of sugarcane with a useful life of more than one year.